Fair Value Measurement - Summary of Activities Related to Fair Value of the Loans Acquired or Purchased (Details) - Loans At Fair Value - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of loans acquired/purchased at beginning of the year (Level 3)	¥ 352,672	¥ 252,970
Fair value at inception of loans acquired/purchased	5,154,833	4,296,611
Cash collection	(5,120,379)	(4,305,417)
Change in fair value	¥ 61,309	¥ 108,508
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss)	Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss)
Disposal	¥ (27,952)
Fair value of loans acquired/purchased at end of the year (Level 3)	¥ 420,483	¥ 352,672